Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consists of:

	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$(55,148)	$-	$(55,148)
State and local	100	-	100
	$(55,048)	$-	$(55,048)
Year ended December 31, 2012:
U.S. federal	$584	$-	$584
State and local	100	-	100
	$684	$-	$684

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax benefit was $55,000 for the year ended December 31, 2013 and income tax expense was $1,000 for the year ended December 31, 2012, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	December 31,
	2013	2012
Computed “expected” tax expense (benefit)	$(3,619,353)	$1,321,780
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	(493,355)	(1,365,408)
Loss of tax attributes due to change in ownership	3,540,653	-
Transaction fees	394,803	-
Settlement for termination of stock rights	310,572	-
State and local income taxes, net of federal income
tax benefit	66	66
Stock expense	85,270	32,336
Research and development tax credits	(227,189)	-
Other, net	(46,515)	11,910
	$(55,048)	$684

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below.

	December 31,
	2013	2012
Deferred tax assets:
Stock-based compensation	$1,152,904	$859,095
Net operating loss carryforwards	10,041,416	9,216,044
Employee benefits	59,505	38,927
Alternative-minimum tax credit carryforwards	-	17,635
Research and development tax credits	410,490	1,210,405
Other deductible tempory differences	-	280,872
Total gross deferred tax assets	11,664,315	11,622,978
Less valuation allowance	(11,660,247)	(11,619,578)
Net deferred tax assets	4,068	3,400
Deferred tax liabilities:
Plant and equipment	(4,068)	(3,400)
Total gross deferred tax liabilities	(4,068)	(3,400)
Net deferred tax liabilities	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of total unrecognized tax contingencies, excluding interest and penalties, for the years ended December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012
Balance, beginning of year	$28,304	$28,304
Balance, end of year	$-	$28,304